Supplemental Guarantor and Non-Guarantor Financial Information - Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net income (loss)	$ 21,603	$ 28,089	$ 37,999	$ 34,030	$ 44,903	$ 37,232	$ 27,473	$ 29,376	$ 121,721	$ 138,984	$ 102,582
Adjustments to reconcile net income (loss) to net cash flows from operating activities									444,150	436,506	550,990
Net cash flows from operating activities									565,871	575,490	653,572
Cash Flows from Investing Activities:
Purchases of marketable investment securities									(396,730)	(208,821)	(509,814)
Sales and maturities of marketable investment securities									452,446	355,202	234,970
Expenditures for property and equipment									(381,287)	(386,714)	(247,341)
Changes in restricted cash and cash equivalents									8,320	(2,488)	(2,538)
Investment in subsidiary									0	0
Payment for EchoStar XXI launch services									(23,750)	(11,875)	0
Expenditures for externally marketed software									(23,252)	(22,327)	(22,955)
Other, net									(1,636)	(10)	(35)
Net cash flows from investing activities									(365,889)	(277,033)	(547,713)
Proceeds from issuance of long-term debt									1,500,000	0	0
Payments of debt issuance costs									(7,097)	0	0
Hughes Retail Preferred Tracking Stock (Note 3)									0	0	10,601
Cash Flows from Financing Activities:
Proceeds from capital contributions from parent									0	0	0
Capital contribution from EchoStar									23,750	0	0
Repayment of 6 1/2% Senior Secured Notes Due 2019 and related premium									0	(113,300)	0
Repayment of debt and capital lease obligations									(31,669)	(39,441)	(59,835)
Advances from affiliates									6,982	20,002	0
Other, net									(4,157)	(5,154)	107
Net cash flows from financing activities									1,487,809	(137,893)	(49,127)
Effect of exchange rates on cash and cash equivalents									183	(3,131)	5,116
Net increase in cash and cash equivalents									1,687,974	157,433	61,848
Cash and cash equivalents, beginning of period				382,990				225,557	382,990	225,557	163,709
Cash and cash equivalents, end of period	2,070,964				382,990				2,070,964	382,990	225,557
Eliminations
Cash Flows from Operating Activities:
Net income (loss)									(213,219)	(243,904)	(73,991)
Adjustments to reconcile net income (loss) to net cash flows from operating activities									213,219	243,904	73,991
Net cash flows from operating activities									0	0	0
Cash Flows from Investing Activities:
Purchases of marketable investment securities									0	0	0
Sales and maturities of marketable investment securities									0	0	0
Expenditures for property and equipment									0	0	0
Changes in restricted cash and cash equivalents									0	0	0
Investment in subsidiary									165,717	91,043
Payment for EchoStar XXI launch services									0	0
Expenditures for externally marketed software									0	0	0
Other, net									(340)	(1,500)	10,601
Net cash flows from investing activities									165,377	89,543	10,601
Proceeds from issuance of long-term debt									0
Payments of debt issuance costs									0
Hughes Retail Preferred Tracking Stock (Note 3)											(10,601)
Cash Flows from Financing Activities:
Proceeds from capital contributions from parent									(165,717)	(91,043)	0
Capital contribution from EchoStar									0
Repayment of 6 1/2% Senior Secured Notes Due 2019 and related premium										0
Repayment of debt and capital lease obligations									0	0	0
Advances from affiliates									0	0
Other, net									340	1,500	0
Net cash flows from financing activities									(165,377)	(89,543)	(10,601)
Effect of exchange rates on cash and cash equivalents									0	0	0
Net increase in cash and cash equivalents									0	0	0
Cash and cash equivalents, beginning of period				0				0	0	0	0
Cash and cash equivalents, end of period	0				0				0	0	0
HSS
Cash Flows from Operating Activities:
Net income (loss)									120,015	137,367	101,193
Adjustments to reconcile net income (loss) to net cash flows from operating activities									78,875	32,816	221,288
Net cash flows from operating activities									198,890	170,183	322,481
Cash Flows from Investing Activities:
Purchases of marketable investment securities									(396,730)	(208,821)	(509,814)
Sales and maturities of marketable investment securities									452,446	355,202	234,970
Expenditures for property and equipment									0	0	0
Changes in restricted cash and cash equivalents									888	(2,432)	(2,549)
Investment in subsidiary									(80,846)	(43,000)
Payment for EchoStar XXI launch services									0	0
Expenditures for externally marketed software									0	0	0
Other, net									0	0	(10,601)
Net cash flows from investing activities									(24,242)	100,949	(287,994)
Proceeds from issuance of long-term debt									1,500,000
Payments of debt issuance costs									(7,097)
Hughes Retail Preferred Tracking Stock (Note 3)											10,601
Cash Flows from Financing Activities:
Proceeds from capital contributions from parent									0	0	0
Capital contribution from EchoStar									23,750
Repayment of 6 1/2% Senior Secured Notes Due 2019 and related premium										(113,300)
Repayment of debt and capital lease obligations									0	0	0
Advances from affiliates									0	0
Other, net									14	40	0
Net cash flows from financing activities									1,516,667	(113,260)	10,601
Effect of exchange rates on cash and cash equivalents									0	0	0
Net increase in cash and cash equivalents									1,691,315	157,872	45,088
Cash and cash equivalents, beginning of period				300,634				142,762	300,634	142,762	97,674
Cash and cash equivalents, end of period	1,991,949				300,634				1,991,949	300,634	142,762
Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net income (loss)									218,504	239,564	68,582
Adjustments to reconcile net income (loss) to net cash flows from operating activities									127,462	156,301	240,466
Net cash flows from operating activities									345,966	395,865	309,048
Cash Flows from Investing Activities:
Purchases of marketable investment securities									0	0	0
Sales and maturities of marketable investment securities									0	0	0
Expenditures for property and equipment									(292,427)	(325,405)	(220,664)
Changes in restricted cash and cash equivalents									7,500	0	0
Investment in subsidiary									(84,871)	(48,043)
Payment for EchoStar XXI launch services									0
Expenditures for externally marketed software									(23,252)	(22,327)	(22,955)
Other, net									(1,296)	1,490	(35)
Net cash flows from investing activities									(394,346)	(394,285)	(243,654)
Proceeds from issuance of long-term debt									0
Payments of debt issuance costs									0
Hughes Retail Preferred Tracking Stock (Note 3)											10,601
Cash Flows from Financing Activities:
Proceeds from capital contributions from parent									80,846	43,000	0
Capital contribution from EchoStar									0
Repayment of 6 1/2% Senior Secured Notes Due 2019 and related premium										0
Repayment of debt and capital lease obligations									(28,829)	(33,478)	(53,467)
Advances from affiliates										0
Other, net									(5,499)	(6,927)	(5,276)
Net cash flows from financing activities									46,518	2,595	(48,142)
Effect of exchange rates on cash and cash equivalents									0	0	0
Net increase in cash and cash equivalents									(1,862)	4,175	17,252
Cash and cash equivalents, beginning of period				55,767				51,592	55,767	51,592	34,340
Cash and cash equivalents, end of period	53,905				55,767				53,905	55,767	51,592
Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net income (loss)									(3,579)	5,957	6,798
Adjustments to reconcile net income (loss) to net cash flows from operating activities									24,594	3,485	15,245
Net cash flows from operating activities									21,015	9,442	22,043
Cash Flows from Investing Activities:
Purchases of marketable investment securities									0	0	0
Sales and maturities of marketable investment securities									0	0	0
Expenditures for property and equipment									(88,860)	(61,309)	(26,677)
Changes in restricted cash and cash equivalents									(68)	(56)	11
Investment in subsidiary									0	0
Payment for EchoStar XXI launch services									(23,750)	(11,875)
Expenditures for externally marketed software									0	0	0
Other, net									0	0	0
Net cash flows from investing activities									(112,678)	(73,240)	(26,666)
Proceeds from issuance of long-term debt									0
Payments of debt issuance costs									0
Hughes Retail Preferred Tracking Stock (Note 3)											0
Cash Flows from Financing Activities:
Proceeds from capital contributions from parent									84,871	48,043	0
Capital contribution from EchoStar									0
Repayment of 6 1/2% Senior Secured Notes Due 2019 and related premium										0
Repayment of debt and capital lease obligations									(2,840)	(5,963)	(6,368)
Advances from affiliates									6,982	20,002
Other, net									988	233	5,383
Net cash flows from financing activities									90,001	62,315	(985)
Effect of exchange rates on cash and cash equivalents									183	(3,131)	5,116
Net increase in cash and cash equivalents									(1,479)	(4,614)	(492)
Cash and cash equivalents, beginning of period				$ 26,589				$ 31,203	26,589	31,203	31,695
Cash and cash equivalents, end of period	$ 25,110				$ 26,589				$ 25,110	$ 26,589	$ 31,203